Consolidated Statements of Changes in Shareholders’ Equity - USD ($) $ in Thousands	Ordinary shares	Additional paid-in capital	Statutory reserve	Retained Earnings (Accumulated Deficit)	Accumulated Other Comprehensive Income (Loss)	Total
Balance at Sep. 30, 2022	$ 67,973	$ 29,279,155	$ 2,439,535	$ 5,136,754	$ (1,592,889)	$ 35,330,528
Balance (in Shares) at Sep. 30, 2022	6,042
Net loss for the year				(6,581,024)		(6,581,024)
Foreign currency translation adjustment					(779,351)	(779,351)
Balance at Sep. 30, 2023	$ 67,973	29,279,155	2,439,535	(1,444,270)	(2,372,240)	27,970,153
Balance (in Shares) at Sep. 30, 2023	6,042
Issuance of ordinary shares	$ 374,996	24,624,996				24,999,992
Issuance of ordinary shares (in Shares)	33,333
Reverse share-split adjustment	$ 39,431	(39,431)
Reverse share-split adjustment (in Shares)	3,505
Net loss for the year				(8,727,298)		(8,727,298)
Foreign currency translation adjustment					1,260,094	1,260,094
Balance at Sep. 30, 2024	$ 482,400	53,864,720	2,439,535	(10,171,568)	(1,112,146)	$ 45,502,941
Balance (in Shares) at Sep. 30, 2024	42,880					42,880
Issuance of ordinary shares	$ 5,273,438	9,726,562				$ 15,000,000
Issuance of ordinary shares (in Shares)	468,750
Reverse share-split adjustment	$ 581,715	(581,715)
Reverse share-split adjustment (in Shares)	51,708
Net loss for the year				(3,672,055)		(3,672,055)
Foreign currency translation adjustment					(701,376)	(701,376)
Balance at Sep. 30, 2025	$ 6,337,553	$ 63,009,567	$ 2,439,535	$ (13,843,623)	$ (1,813,522)	$ 56,129,510
Balance (in Shares) at Sep. 30, 2025	563,338					563,338